Expense Example - American Century Mutual Funds, Inc - BALANCED FUND	Mar. 01, 2026 USD ($)
BALANCED FUND, INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,096
BALANCED FUND, I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	859
BALANCED FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	71
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	$ 859